Personnel costs (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of Personal Costs	Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2025	2024	2023
Salaries	6,971	7,236	7,183
Social security charges (including defined-contribution pension plans)	2,099	2,189	2,100
Other employee benefits(a)	736	766	531
Total(b)	9,806	10,191	9,814
(a) Includes expenses related to share-based payments and defined-benefit plans.
(b) Includes personnel costs related to Opella of €312 million from January 1, 2025 to April 30, 2025, €886 million for 2024, €826 million for 2023.